Equity - Schedule of changes in fair value of equity instruments that will not be reclassified (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Items not reclassified to profit or loss
Net revaluation gains/(losses)	€ (859)	€ (672)
Fair value	86,756	85,239
Equity instruments
Items not reclassified to profit or loss
Revaluation gains	468	373
Revaluation losses	(1,327)	(1,045)
Net revaluation gains/(losses)	(859)	(672)
Fair value	1,729	1,941
Domestic | Spain
Items not reclassified to profit or loss
Revaluation gains	31	30
Revaluation losses	(1,172)	(926)
Net revaluation gains/(losses)	(1,141)	(896)
Fair value	251	500
International | Rest of Europe
Items not reclassified to profit or loss
Revaluation gains	110	84
Revaluation losses	(67)	(60)
Net revaluation gains/(losses)	43	24
Fair value	271	225
International | United States
Items not reclassified to profit or loss
Revaluation gains	18	15
Revaluation losses	0	0
Net revaluation gains/(losses)	18	15
Fair value	24	29
International | Latin America and rest
Items not reclassified to profit or loss
Revaluation gains	309	244
Revaluation losses	(88)	(59)
Net revaluation gains/(losses)	221	185
Fair value	1,183	1,187
Listed
Items not reclassified to profit or loss
Revaluation gains	311	246
Revaluation losses	(138)	(113)
Net revaluation gains/(losses)	173	133
Fair value	1,191	1,200
Unlisted
Items not reclassified to profit or loss
Revaluation gains	157	127
Revaluation losses	(1,189)	(932)
Net revaluation gains/(losses)	(1,032)	(805)
Fair value	€ 538	€ 741